Consolidated statements of profit or loss and other comprehensive income - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Consolidated statements of profit or loss and other comprehensive income
Profit for the year/period	¥ 1,256,077	¥ 2,635,428	¥ 1,781,829	¥ 639,743
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of foreign operations	(32,504)	19,128	41,198	40,494
Other comprehensive income/(loss) for the year/period	(32,504)	19,128	41,198	40,494
Total comprehensive income for the year/period	1,223,573	2,654,556	1,823,027	680,237
Attributable to:
Equity shareholders of the Company	1,217,804	2,635,833	1,803,797	677,667
Non-controlling interests	5,769	18,723	19,230	2,570
Total comprehensive income for the year/period	¥ 1,223,573	¥ 2,654,556	¥ 1,823,027	¥ 680,237